Ropes & Gray LLP

One Embarcadero Center, Suite 2200

San Francisco, CA 94111

415-315-6300

F 415-315-6350

February 27, 2009

Matthew Gaarder-Wang

(415) 315-6302

matthew.gaarder@ropesgray.com

BY EDGAR

Mr. James O’Connor

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RS Investment Trust (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Investment Trust (the “Trust”) is Post-Effective Amendment No. 73 to the Trust’s Registration Statement (the “Registration Statement”) under the Securities Act of 1933, as amended (the “Securities Act”) and Post-Effective Amendment No. 75 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended on Form N-1A (“Amendment No. 73/75”).

This Amendment No. 73/75 relates to the twenty-two series of the Trust. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment become effective May 1, 2009.

This Amendment 73/75 is marked to show changes effected in the Registration Statement by this Amendment.

This Amendment No. 73/75 is being filed in connection with the Trust’s annual update.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (415) 315-6302.

Very truly yours,

/s/ MATTHEW GAARDER-WANG
Matthew Gaarder-Wang

Enclosure

cc:	Benjamin L. Douglas, Esq.
Timothy W. Diggins, Esq.
Elizabeth J. Reza, Esq.